UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2007 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 26.4%
Brady Corporation	514,200	$18,449,496
CDW Corporation	353,900	30,860,080
Charles River Laboratories International, Inc.*	455,000	25,548,250
Clarcor, Inc.	360,300	12,325,863
Copart, Inc.*	300,000	10,317,000
Invitrogen Corporation*	270,000	22,067,100
Manpower Inc.	300,000	19,305,000
ScanSource, Inc.*	900,000	25,299,000
		$164,171,789
PRODUCER DURABLE GOODS — 14.7%
Franklin Electric Co., Inc.	260,000	$10,688,600
Graco Inc.	495,000	19,359,450
HNI Corporation	445,000	16,020,000
IDEX Corporation	742,500	27,019,575
Zebra Technologies Corporation (Class A)*	505,000	18,427,450
		$91,515,075
ENERGY — 12.0%
Helix Energy Solutions Group, Inc.*	695,000	$29,509,700
Noble Corporation	920,000	45,126,000
		$74,635,700
TECHNOLOGY — 10.9%
Cognex Corporation	720,000	$12,787,200
Maxim Integrated Products, Inc.	235,000	6,897,250
Microchip Technology, Inc.	405,000	14,709,600
Plantronics, Inc.	751,100	21,443,905
SanDisk Corporation*	215,000	11,846,500
		$67,684,455
RETAILING — 8.9%
CarMax, Inc.*	1,070,012	$21,753,344
O’Reilly Automotive, Inc.*	1,000,000	33,410,000
		$55,163,344
HEALTH CARE — 7.5%
AmSurg Corporation*	344,800	$7,954,536
Bio-Rad Laboratories, Inc. (Class A)*	200,300	18,127,150
Lincare Holdings Inc.*	570,000	20,890,500
		$46,972,186
TRANSPORTATION — 4.9%
Heartland Express, Inc.	1,150,000	$16,422,000
Knight Transporation, Inc.	825,000	14,198,250
		$30,620,250
ENTERTAINMENT — 4.2%
Carnival Corporation	536,600	$25,987,538
FINANCIAL — 4.1%
Brown & Brown, Inc.	650,000	$17,095,000
First American Corporation	235,000	8,605,700
		$25,700,700
CONSUMER DURABLE GOODS — 0.5%
Polaris Industries, Inc.	65,000	$2,835,300

OTHER COMMON STOCKS — 0.0%		$26,847

TOTAL COMMON STOCKS — 94.1% (Cost $344,129,360)		$585,313,184

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,475,000
Duke-Weeks Realty Corp. (Series B)	40,000	2,000,000
ProLogis (Series G)	120,000	2,776,800
TOTAL PREFERRED STOCKS — 1.2% (Cost $7,501,454)		$7,251,800

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 2.2%
Central Garden & Pet Company — 9.125% 2013	$3,000,000	$2,820,000
Invacare Corporation — 9.75% 2015	2,000,000	2,000,000
JLG Industries, Inc. — 8.25% 2008	2,000,000	2,015,420
PolyOne Corporation — 6.58% 2011	1,500,000	1,415,625
Realty Income Corporation — 8.25% 2008	2,000,000	2,049,600
Titan International, Inc. — 8% 2012	2,000,000	2,005,000
Unisys Corporation — 7.875% 2008	1,500,000	1,507,500
		$13,813,145
U.S. GOVERNMENT AND AGENCIES — 0.0%
Federal Home Loan Mortgage Corporation — 6.5% 2023 (Interest Only)	$10,019	$174
Government National Mortgage Association (Mobile Home) — 9.75% 2010	120,395	126,332
		$126,506
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 2.2% (Cost $14,155,958)		$13,939,651

TOTAL INVESTMENT SECURITIES — 97.5% (Cost $365,786,772)		$606,504,635

SHORT-TERM INVESTMENTS
General Electric Capital Corporation — 4.70% 10/1/07	$7,337,000	$7,337,000
General Electric Capital Services, Inc. — 4.98% 10/1/07	8,735,000	8,735,000
TOTAL SHORT-TERM INVESTMENTS — 2.6% (Cost $16,072,000)		$16,072,000
TOTAL INVESTMENTS — 100.1% (Cost $381,858,772)(A)		$622,576,635
Other assets and liabilities, net — (0.1)%		(704,604)
TOTAL NET ASSETS — 100.0%		$621,872,031

*Non-income producing security

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$245,784,704
Gross unrealized depreciation:	(5,066,841)
Net unrealized appreciation:	$240,717,863

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: November 28, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: November 28, 2007